EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
NOTE 18.    EMPLOYEE BENEFIT PLANS
We maintain a 401(k) plan as part of our employee benefits package. Late in the first quarter of 2009, management suspended the 401(k) matching program as part of our cost reduction efforts. No matching contributions were made during 2010. We reinstated the 401(k) matching program effective January 1, 2011. We match 100% of employee contributions up to 4% of the employee’s salary, which vest immediately, into our 401(k) plan, subject to maximums of $9,800 for each of the years ended December 31, 2011 and 2009. Our matching contributions were $8.8 million and $1.7 million for the years ended December 31, 2011 and 2009, respectively. We do not offer participants the option to purchase units of our common stock through a 401(k) plan fund.